FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2021
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES [Abstract]
Financial Instruments Held by Category

A summary of the financial instruments held by category is provided below:

	June 30,	June 30,
	2021	2020
	(US$’000)
Financial assets - amortized cost
Deposits	4,446	3,427
Trade receivables	66,689	53,436
Other receivables	1,223	923
Due from related parties	1,755	1,587
Cash and cash equivalents	57,842	21,870
	131,955	81,243
Financial liabilities - amortized cost
Lease liabilities	83,999	74,712
Borrowings	28,517	31,258
Trade and other payables	22,695	25,773
Due to related parties	4,275	5,739
	139,486	137,482
Financial liabilities – fair value through profit and loss
Warrant liabilities (Note 28)	13,621	3,889
	13,621	3,889

Financial liabilities – fair value through other comprehensive income
Cash flow hedge (Note 15)	316	518
	316	518

Movement of Warrant Liabilities

Disclosed amounts included in financial assets – amortized cost, other receivables as of June 30, 2020 have been re-presented by $3.5 million. There is no impact on the previously reported net loss, financial position or cash flows.

Movement of Warrant liabilities as of June 30, 2021 and 2020:

	June 30,	June 30,
	2021	2020
	(US$’000)
Opening balance	3,889	751
Fair Value Adjustment	7,786	2,305
Warrants vested during the year	1,946	833
Closing balance	13,621	3,889

Financial Liabilities Measured at Fair Value

The fair value of the Group’s financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

		June 30,	June 30,
		2021	2020
		(US$’000)
Financial liabilities – fair value through profit and loss	Fair value hierarchy
Warrant liabilities (Note 28)	Level 3	13,621	3,889

Financial liabilities – fair value through other comprehensive income	Fair value hierarchy
Cash flow hedge (Note 15)	Level 2	316	518
		13,937	4,407

Credit Risk

Credit rating wise breakup of bank balances:

	June 30,	June 30,
	2021	2020
	(US$’000)
A-1+	2,396	1,553
A-1	—	94
A+	45,082	4,295
A	3,138	2,803
A-	403	1
B-	—	2,693
B+	955	819
BA3	90	165
BB+	—	62
BBB+	4,635	7,834
BBB	1,118	1,528
Non - Rated	25	23
Total	57,842	21,870

The maximum exposure to credit risk is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Financial assets - amortized cost
Deposits	4,446	3,427
Trade receivables	66,689	53,436
Other receivables	1,223	923
Due from related parties	1,755	1,587
Cash and cash equivalents	57,842	21,870
	131,955	81,243

Concentration of Credit Risk with Clients

The Group’s top three clients based on respective fiscal year revenue are shown below:

	2021
	Revenue		Trade debts gross
	Amount		Amount
	(US$ '000)	% of total	(US$ '000)	% of total
Client 1	51,991	12%	6,169	9%
Client 2	55,181	12%	7,247	10%
Client 3	48,245	11%	4,936	7%
Subtotal	155,417	35%	18,352	26%
Others	288,245	65%	51,363	74%
Revenue from external customers	443,662	100%	69,715	100%

	2020
	Revenue		Trade debts gross
	Amount		Amount
	(US$ '000)	% of total	(US$ '000)	% of total
Client 1	64,937	16%	7,425	13%
Client 2	73,743	18%	114	0%
Client 3	38,528	10%	9,012	16%
Subtotal	177,208	44%	16,551	30%
Others	227,927	56%	39,311	70%
Revenue from external customers	405,135	100%	55,862	100%

	2019
	Revenue		Trade debts gross
	Amount		Amount
	(US$ '000)	% of total	(US$ '000)	% of total
Client 1	74,835	20%	10,770	16%
Client 2	67,094	18%	13,716	21%
Client 3	44,509	12%	9,042	14%
Subtotal	186,438	51%	33,528	51%
Others	181,942	49%	32,358	49%
Revenue from external customers	368,380	100%	65,886	100%

Revenue from discontinued operations	64,740	—	—	—

Expected Credit Loss for Trade Receivables

In measuring expected credit losses, trade receivables are assessed on a collective basis as they possess shared credit risk characteristics. Trade receivables are grouped based on days past due and also according to the geographical location of customers.

On the above basis the expected credit loss for trade receivables as at June 30, 2021 and June 30, 2020 was determined as follows:

	June 30, 2021
	(US$’000)
		Due: 0 to 30	Due: 31 - 60	Due: 61 to 90	Due: 91 - 180	Due: over 180
	Not overdue	days	days	days	days	days	Total
Expected credit loss rate	0%	0%	1%	17%	25%	77%	—
Gross carrying amount	65,090	1,933	192	190	300	2,010	69,715
Lifetime expected credit loss	4	6	1	33	74	1,545	1,663
Individually impaired trade receivables							638
Total allowance for credit losses							2,301

	June 30, 2020
	(US$’000)
		Due: 0 to 30	Due: 31 - 60	Due: 61 to 90	Due: 91 - 180	Due: over 180
	Not overdue	days	days	days	days	days	Total
Expected credit loss rate	—	1%	2%	11%	14%	90%	—
Gross carrying amount	50,630	2,513	918	138	83	1,580	55,862
Lifetime expected credit loss	—	15	14	15	12	1,419	1,475
Individually impaired trade receivables							402
Total allowance for credit losses							1,877

Details of Individually Credit Impaired Balances

Below are the details of individually credit impaired balances as of June 30, 2021:

	June 30,	June 30,
	2021	2020
	(US$’000)
Credit impaired trade receivables - Gross carrying amount	2,142	1,801
Expected credit loss allowance	(2,124)	(1,785)
	18	16

Assets (Liability) Contractual Maturities

The following table presents the contractual maturities (liquidity analysis) as of June 30, 2021 and 2020:

	June 30, 2021
	Less than 1
	year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	731	3,715	—	4,446
Trade receivables	66,689	—	—	66,689
Other receivables	1,223	—	—	1,223
Due from related parties	1,755	—	—	1,755
Cash and cash equivalents	57,842	—	—	57,842
Subtotal	128,240	3,715	—	131,955
Lease liability	18,344	32,811	61,730	112,885
Long - term other borrowings	4,626	1,855		6,481
Line of credit	22,312	—	—	22,312
Trade and other payables	23,011	—	—	23,011
Due to related parties	4,275	—	—	4,275
Subtotal	72,568	34,666	61,730	168,964
Net liquidity position	55,672	(30,951)	(61,730)	(37,009)

	June 30, 2020
	Less than 1
	year	1 - 3 years	4 - 5 years	Total
	(US$’000)
Deposits	340	3,087	—	3,427
Trade receivables	53,436	—	—	53,436
Other receivables	923	—	—	923
Due from related parties	1,587	—	—	1,587
Cash and cash equivalents	21,870	—	—	21,870
Subtotal	78,156	3,087	—	81,243
Lease liability	18,717	29,762	54,830	103,309
Long - term other borrowings	6,468	3,994	—	10,462
Line of credit	21,475	—	—	21,475
Trade and other payables	26,291	—	—	26,291
Due to related parties	5,739	—	—	5,739
Subtotal	78,690	33,756	54,830	167,276
Net liquidity position	(534)	(30,669)	(54,830)	(86,033)